STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The following are the weighted-average assumptions used in valuing the stock options granted during the years ended December 31, 2010 and 2011, and a discussion of the Company’s assumptions.

	Year Ended December 31,
	2010	2011
Dividend yield	—%	—%
Expected volatility	39.13%	37.16%
Risk-free interest rate	2.07%	1.56%
Expected life of options (in years)	4.42	4.41

Schedule of Share-based Compensation, Stock Options, Activity

The following table summarizes the Company’s stock option activity:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted- Average Remaining Contractual Life (in years)
Outstanding at December 31, 2012	3,296,040	$24.81
Options granted	—	—
Options exercised	(251,988)	24.28
Options forfeited	(147,508)	28.35

Outstanding at March 31, 2013	2,896,544	$24.68	$63.3	6.82

Exercisable at March 31, 2013	1,497,514	$23.65	$34.3	6.19

The following table summarizes the Company’s stock option activity:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2009	5,951,258	$19.37
Options granted	1,951,205	23.16
Options exercised	(596,426)	13.02
Options forfeited	(590,478)	23.41

Outstanding at December 31, 2010	6,715,559	20.68
Options granted	2,425,873	26.93
Options exercised	(2,339,890)	16.79
Options forfeited	(637,286)	24.17
Increase due to acquisition	369,570	22.29

Outstanding at December 31, 2011	6,533,826	24.15
Options granted	—	—
Options exercised	(2,499,843)	23.68
Options forfeited	(737,943)	22.76

Outstanding at December 31, 2012	3,296,040	$24.81	$56.4	6.86

Exercisable at December 31, 2012	1,573,865	$24.26	$27.8	6.17

Exercisable at December 31, 2011	2,651,973	$23.63	$28.0	2.98

Exercisable at December 31, 2010	3,620,689	$19.95	$29.1	3.25

Schedule of Information Regarding Options Outstanding

The following table summarizes information regarding options outstanding at December 31, 2012:

	Options Outstanding		Weighted- Average Remaining Contractual Life (in years)	Options Exercisable
Range of Exercise Price	Number of Options Outstanding	Weighted- Average Exercise Price		Number of Options Exercisable	Weighted- Average Exercise Price
$0.00 – $4.64	17,687	$4.64	0.82	17,687	$4.64
$4.65 – $6.43	28,563	6.32	1.28	28,563	6.32
$6.44 – $10.29	7,140	9.12	4.60	3,600	8.47
$10.30 – $15.39	234,115	15.31	5.92	201,346	15.38
$15.40 – $22.82	912,039	21.71	7.13	363,197	22.39
$22.83 – $27.85	1,596,497	26.36	7.44	699,793	26.36
$27.86 – $31.36	174,684	30.18	4.15	119,865	30.19
$31.37 – $34.84	325,315	32.92	6.26	139,814	32.90

	3,296,040	$24.81	6.86	1,573,865	$24.26

Schedule of Share-based Compensation, Restricted Stock Units Award Activity

The following table summarizes the Company’s non-vested restricted stock activity for the three months ended March 31, 2013:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2012	305,390	$24.20
Restricted stock granted	—	—
Restricted stock vested	(82,812)	24.88
Restricted stock forfeited	(8,292)	25.21

Outstanding at March 31, 2013	214,286	$23.90	$10.0

The following table summarizes the Company’s non-vested restricted stock activity:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2009	353,157	$22.64
Restricted stock granted	330,890	23.18
Restricted stock vested	(85,619)	24.76
Restricted stock forfeited	(63,838)	22.60

Outstanding at December 31, 2010	534,590	22.82
Restricted stock granted	402,670	27.04
Restricted stock vested	(185,433)	26.20
Restricted stock forfeited	(106,832)	24.80

Outstanding at December 31, 2011	644,995	24.16
Restricted stock granted	—	—
Restricted stock vested	(230,435)	23.98
Restricted stock forfeited	(109,170)	24.44

Outstanding at December 31, 2012	305,390	$24.20	$12.8

Schedule of Nonvested Performance-based Units Activity

The following table summarizes the Company’s non-vested PVRSU activity for the three months ended March 31, 2013:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Non-vested December 31, 2012	971,023	$31.72
Granted	695,068	44.08
Incremental achieved (1)	170,225	36.32
Vested	(159,346)	22.85
Forfeited	(23,239)	33.99

Non-vested March 31, 2013	1,653,731	$38.21	$76.9

(1)	Incremental achieved represents the additional awards above the target grant resulting from the achievement of performance goals above the performance targets established at grant date.

The following table summarizes the Company’s non-vested PVRSU activity:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Non-vested December 31, 2009	839,786	$21.17
Granted	266,580	22.84
Vested	(6,000)	29.32
Forfeited	(259,443)	28.01

Non-vested December 31, 2010	840,923	19.53
Granted	234,112	26.45
Vested	—	—
Forfeited	(240,660)	24.74

Non-vested December 31, 2011	834,375	19.97
Granted	602,175	36.34
Vested	(582,281)	15.58
Forfeited	(95,149)	27.88

Non-vested December 31, 2012	759,120	$35.34	$31.8

Schedule of Nonvested Restricted Stock Units Activity

The following table summarizes the Company’s restricted stock units activity for the three months ended March 31, 2013:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2012	922,550	$33.20
Granted	27,710	44.37
Vested	(140,621)	36.37
Forfeited	(6,491)	37.07

Outstanding at March 31, 2013	803,148	$33.00	$37.4

The following table summarizes the Company’s restricted stock units activity:

	Shares	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2009	163,111	$25.13
Granted	68,754	21.31
Vested	—	—
Forfeited	—	—

Outstanding at December 31, 2010	231,865	23.99
Granted	46,933	26.64
Vested	(29,110)	24.39
Forfeited	(750)	25.84

Outstanding at December 31, 2011	248,938	24.44
Granted	731,878	36.12
Vested	(26,426)	26.46
Forfeited	(31,840)	37.27

Outstanding at December 31, 2012	922,550	$33.20	$38.7